Deferred share units (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity-settled deferred share units [member]
IfrsStatementLineItems [Line Items]
Compensation expenses		$ 411